DEFERRED INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Income Taxes and Other Assets [Abstract]
Schedule of components of income tax expense (benefit) [Table Text Block]
	2022	2021	2020
Pre tax income	$1,564,849	$2,303,646	$2,155,241

Tax at the BVI rate 0%	-	-	-
Tax in Ghana at 35%	745,787	806,761	446,612
Other	(6,043)	-	-
Temporary differences	60,256	281,431	(151,620)
Income tax	$800,000	$1,088,192	$294,992